BUSINESS SEGMENTS, MAJOR CUSTOMERS AND SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 28, 2013
Business Segments And Major Customers [Abstract]
Business Segments And Major Customers [Text Block]
5. BUSINESS SEGMENTS, MAJOR CUSTOMERS AND SIGNIFICANT GROUP CONCENTRATIONS OF CREDIT RISK

In the first quarter of fiscal year 2014, the Company was internally reorganized to better align the Company’s go-to-market and service delivery capabilities and to maximize opportunities in serving telecommunications, media and technology customers. The three former operating segments which comprised the North America reporting segment (North America Cable and Broadband, North America Telecom and Strategy) were integrated into a single, reportable, operating segment. The EMEA segment is a single, reportable, operating segment. As a result of this internal realignment, corresponding segment information for prior periods has been restated to conform to the current reportable segment presentation. In addition, beginning in the first quarter of fiscal year 2014 management of the Company’s United Kingdom strategy practice has been moved from the United States to London and is reflected in the EMEA segment. In addition, certain delivery personnel related costs that were previously not allocated to operating segments are now included in the operating segment results.

The Company identifies its segments based on the way management organizes the Company to assess performance and make operating decisions regarding the allocation of resources. In accordance with the criteria in FASB ASC 280 "Segment Reporting," the Company has concluded it has three reportable segments: the North America segment, the EMEA segment and the Strategic Alliances segment. The North America and EMEA segments are both single reportable, operating segments that encompass the Company’s operational, technology and software consulting services inside of North America and outside of North America, respectively. Both reportable segments offer management consulting, custom developed software, and technical services. The Strategic Alliances reportable segment is a single, reportable segment that includes the Company’s world-wide commercial activities undertaken with third party service or solutions providers.

Management evaluates segment performance based upon income (loss) from operations, excluding share-based compensation (benefits), depreciation and intangibles amortization. There were no inter-segment revenues during fiscal years 2013 and 2012. In addition, in its administrative division, entitled "Not Allocated to Segments," the Company accounts for non-operating activity and the costs of providing corporate and other administrative services to all the segments. Summarized financial information concerning the Company's reportable segments is shown in the following table (amounts in thousands):

	North America	EMEA	Strategic Alliances	Not Allocated to Segments	Total
As of and for the fiscal year ended December 28, 2013:
Revenues	$32,731	$22,640			$55,371
Income (loss) from operations	7,603	5,132	(468)	(14,209)	(1,942)
Interest income				4	4
Income (loss) before income tax provision	7,603	5,132	(468)	(14,205)	(1,938)
Depreciation and amortization				670	670
Total assets	$4,522	$7,194		$25,108	$36,824

As of and for the fiscal year ended December 29, 2012:
Revenues	$36,066	$16,943			$53,009
Income (loss) from operations	9,537	2,958		$(13,592)	(1,097)
Interest income				6	6
Income (loss) before income tax provision	9,537	2,958		(13,576)	(1,081)
Depreciation and amortization				767	767
Total assets	$6,640	$6,122		$22,554	$35,316

Segment assets, regularly reviewed by management as part of its overall assessment of the segments' performance, include both billed and unbilled trade accounts receivable, net of allowances, and certain other assets, if applicable. Assets not assigned to segments include cash and cash equivalents, current and non-current investments, property and equipment, goodwill and intangible assets and deferred tax assets, excluding deferred tax assets recognized on accounts receivable reserves, which are assigned to their segments.

In accordance with the provisions of FASB ASC 280-10, revenues earned in the United States and internationally based on the location where the services are performed are shown in the following table (amounts in thousands):

	Revenues		Loss Before Income Tax Provision
	Fiscal Year 2013	Fiscal Year 2012	Fiscal Year 2013	Fiscal Year 2012
United States	$32,845	$36,789	$(1,150)	$(750)
International:
United Kingdom	20,464	13,344	(716)	(272)
Other	2,062	2,876	(72)	(59)
Total	$55,371	$53,009	$(1,938)	$(1,081)

Major customers in terms of significance to Cartesian's revenues (i.e. in excess of 10% of revenues) for fiscal years 2013 and 2012 and accounts receivable as of December 28, 2013 and December 29, 2012 were as follows (amounts in thousands):

	Revenues
	Fiscal Year 2013		Fiscal Year 2012
	North America	EMEA	North America	EMEA
Customer A	$12,014		$14,363
Customer B	$-	$10,719	$-	$3,582
Customer C	$6,347		$5,860
Customer D	$5,329		$6,675

	Accounts Receivable
	December 28, 2013	December 29, 2012
Customer A	$1,756	$2,679
Customer B	$4,056	$1,289
Customer C	$565	$1,085
Customer D	$595	$1,314

Revenues from the Company's ten most significant customers accounted for approximately 83% and 82% of revenues in fiscal years 2013 and 2012, respectively.

Substantially all of Cartesian's receivables are obligations of companies in the communications, media and entertainment industries. The Company generally does not require collateral or other security on its accounts receivable. The credit risk on these accounts is controlled through credit approvals, limits and monitoring procedures. The Company records bad debt expense based on judgment about the anticipated default rate on receivables owed to Cartesian at the end of the reporting period. That judgment is based on the Company's uncollected account experience in prior years and the ongoing evaluation of the credit status of Cartesian's customers and the communications industry in general.